Commitments and Contingencies - Schedule of Commitments, Guarantees and Contingent Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 128,083	€ 112,381
Unsecured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	128,083	112,381
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 4,696	€ 4,707